Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Additional Financial Information of Parent Company

Additional Financial Information of Parent Company — Financial Statements Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Balance Sheets

(In RMB except for share data)

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	17,664,031	13,829,761	2,005,127
Other current assets	1,550,933	785,246	113,850
Total current assets	19,214,964	14,615,007	2,118,977
Investment in subsidiaries and VIE	681,955,145	658,901,691	95,531,765
Loan to subsidiaries	183,262,933	200,190,258	29,024,859
Total Assets	884,433,042	873,706,956	126,675,601
LIABILITIES
Other current liabilities	11,263,375	10,969,245	1,590,390
Amounts due to related parties — non-current	11,933,449	13,035,698	1,889,999
Total Liabilities	23,196,824	24,004,943	3,480,389
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 194,862,818 and 191,052,818 shares issued and outstanding, as of December 31, 2021 and 2022, respectively)	609,833	597,739	86,664
Additional paid-in capital	1,144,255,610	1,093,762,610	158,580,672
Retained earnings	(316,796,899)	(296,885,493)	(43,044,350)
Accumulated other comprehensive income	33,167,674	52,227,157	7,572,226
Total shareholders’ equity	861,236,218	849,702,013	123,195,212
TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	884,433,042	873,706,956	126,675,601

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Operations and Comprehensive Income

(In RMB)

	Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Revenues	2,058,504	—	—	—
Cost of revenues	—	(261,642)	—	—
Selling expenses	(243,758)	(166,959)	—	—
General and administrative expenses	(15,979,061)	(8,232,681)	(4,466,272)	(647,549)
Other income (loss)	1,321,148	1,286,845	—	—
Loss before taxes and loss from equity in subsidiaries and VIEs	(12,843,167)	(7,374,437)	(9,552,549)	(1,384,990)
Income (loss) from equity in subsidiaries and VIEs	(18,524,481)	(260,487,285)	24,377,678	3,534,431
Net income (loss)	(31,367,648)	(267,861,722)	19,911,406	2,886,881
Other comprehensive income (loss)	(16,212,483)	(4,761,513)	19,059,483	2,763,365
Comprehensive income (loss) attributable to ordinary shareholders	(47,580,131)	(272,623,235)	38,970,889	5,650,246

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Cash Flows

(In RMB)

	Years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Cash flows from operating activities:
Net income (loss)	(31,367,648)	(267,861,722)	19,911,406	2,886,881
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	3,593,400	644,654	—	—
Income from equity in subsidiaries and VIEs	18,524,481	260,487,285	(24,377,678)	(3,534,431)
Changes in operating assets and liabilities:
Other current assets	(178,496)	353,726	444,811	64,492
Other current liabilities	(2,200,024)	9,212,858	(294,130)	(42,645)
Net cash provided by (used in) operating activities	(11,628,287)	2,836,801	(4,315,591)	(625,703)

Cash flows from investing activities:
Collection of loan to subsidiaries	—	79,696	—	—
Proceeds from disposal of Non Linear	—	—	3,485,129	505,296
Net cash provided by investing activities	—	79,696	3,485,129	505,296

Cash flows from financing activities:
Repurchase of shares	(7,085,100)	(4,462,990)	(3,174,100)	(460,201)
Net cash provided by (used in) financing activities	(7,085,100)	(4,462,990)	(3,174,100)	(460,201)
Effect of exchange rate changes	(1,747,974)	(371,727)	170,292	24,692
Net decrease in cash and cash equivalents	(20,461,361)	(1,918,220)	(3,834,270)	(555,917)
Cash and cash equivalents — beginning of year	40,043,612	19,582,251	17,664,031	2,561,044
Cash and cash equivalents — end of year	19,582,251	17,664,031	13,829,761	2,005,127

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Notes to Schedule I

1.
Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries. For the parent company, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit as “Income from equity in subsidiaries and VIEs” on the Condensed Statements of Operations and Comprehensive Income.
2.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.
3.
As of December 31, 2022, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.
4.
Translations of amounts from RMB into USD are solely for the convenience of the readers and were calculated at the rate of USD1.00 for RMB6.8972 on December 31, 2022, representing the certificated exchange rate published by the Federal Reserve Board.